Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018
Taxes on Income [Abstract]
Corporate tax rate			23.00%
Carryforward tax losses	$ 39,000
Capital loss carryforward	$ 23,000
Tax rate	(23.00%)
Deferred tax liability	$ 141	$ 86